FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Interest bearing deposits - time		$ 11,866	$ 13,561
Trading securities		148	203
Securities available for sale		585,484	533,178
Federal Home Loan Bank and Federal Reserve Bank Stock		15,471	19,919
Liabilities [Abstract]
Deposits with stated maturity		426,220
Other borrowings		11,954	12,470
Subordinated debentures		35,569	35,569
Reciprocal deposits included in deposits with no stated maturity		11,800	13,600
Reciprocal deposits included in deposits with stated maturity		38,400	40,100
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks		54,260	48,326
Interest bearing deposits		31,523	25,690
Interest bearing deposits - time		11,866	13,561
Trading securities		148	203
Securities available for sale		585,484	533,178
Federal Home Loan Bank and Federal Reserve Bank Stock		15,471	19,919
Net loans and loans held for sale		1,520,346	1,407,634
Accrued interest receivable		6,565	5,995
Derivative financial instruments		1,238	619
Liabilities [Abstract]
Deposits with no stated maturity	[1]	1,659,743	1,534,175
Deposits with stated maturity	[1]	426,220	390,127
Other borrowings		11,954	12,470
Subordinated debentures		35,569	35,569
Accrued interest payable		466	380
Derivative financial instruments		619	366
Fair Value [Member]
Assets [Abstract]
Cash and due from banks		54,260	48,326
Interest bearing deposits		31,523	25,690
Interest bearing deposits - time		11,858	13,585
Trading securities		148	203
Securities available for sale		585,484	533,178
Net loans and loans held for sale		1,472,613	1,394,424
Accrued interest receivable		6,565	5,995
Derivative financial instruments		1,238	619
Liabilities [Abstract]
Deposits with no stated maturity	[1]	1,659,743	1,534,175
Deposits with stated maturity	[1]	423,776	389,139
Other borrowings		13,448	14,560
Subordinated debentures		23,069	23,328
Accrued interest payable		466	380
Derivative financial instruments		619	366
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks		54,260	48,326
Interest bearing deposits		31,523	25,690
Interest bearing deposits - time		0	0
Trading securities		148	203
Securities available for sale		0	0
Net loans and loans held for sale		0	0
Accrued interest receivable		5	2
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity	[1]	1,659,743	1,534,175
Deposits with stated maturity	[1]	0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		21	21
Derivative financial instruments		0	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		11,858	13,585
Trading securities		0	0
Securities available for sale		585,484	533,178
Net loans and loans held for sale		27,866	23,662
Accrued interest receivable		1,969	1,599
Derivative financial instruments		1,238	619
Liabilities [Abstract]
Deposits with no stated maturity	[1]	0	0
Deposits with stated maturity	[1]	423,776	389,139
Other borrowings		13,448	14,560
Subordinated debentures		23,069	23,328
Accrued interest payable		445	359
Derivative financial instruments		619	366
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks		0	0
Interest bearing deposits		0	0
Interest bearing deposits - time		0	0
Trading securities		0	0
Securities available for sale		0	0
Net loans and loans held for sale		1,444,747	1,370,762
Accrued interest receivable		4,591	4,394
Derivative financial instruments		0	0
Liabilities [Abstract]
Deposits with no stated maturity	[1]	0	0
Deposits with stated maturity	[1]	0	0
Other borrowings		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Derivative financial instruments		$ 0	$ 0

[1]	Deposits with no stated maturity include reciprocal deposits with a recorded book balance of $11.8 million and $13.6 million at December 31, 2015 and 2014, respectively. Deposits with a stated maturity include reciprocal deposits with a recorded book balance of $38.4 million and $40.1 million at December 31, 2015 and 2014, respectively.